Unsecured Debt	12 Months Ended
Nov. 30, 2019
Debt Disclosure [Abstract]
Unsecured Debt	Unsecured Debt

	November 30, 2019		November 30,
(in millions)	Interest Rates	Maturities Through	2019		2018
Long-Term Debt
Export Credit Facilities
Fixed rate	2.4% to 4.4%	2031	$3,485		$1,819
EUR fixed rate	1.1% to 4.5%	2031	699		189
Floating rate	2.4% to 2.7%	2022	174		240
EUR floating rate	0.0% to 0.6%	2027	1,040		1,297
Bank Loans
EUR fixed rate	0.5% to 3.9%	2021	221		257
Floating rate	3.1%	2025	300		495
EUR floating rate	0.0% to 0.7%	2023	1,596		1,193
GBP floating rate	1.3% to 1.7%	2023	854	—	848
Publicly-Traded Notes
Fixed rate	4.0% to 7.2%	2028	1,217		1,217
EUR fixed rate	1.0% to 1.9%	2029	1,816		1,989
Short-Term Borrowings
EUR floating rate commercial paper	(0.3)%	2020	231		621
EUR fixed rate bank loans	—%	—	—		227
Total Debt			11,634		10,394
Less: Unamortized debt issuance costs			(131)		(71)
Total Debt, net of unamortized debt issuance costs			11,503		10,323
Less: Short-term borrowings			(231)		(848)
Less: Current portion of long-term debt			(1,596)		(1,578)
Long-Term Debt			$9,675		$7,897

The debt table does not include the impact of our foreign currency and interest rate swaps. The interest rates on some of our debt, and in the case of our revolving credit facility, fluctuate based on the applicable rating of senior unsecured long-term securities of Carnival Corporation or Carnival plc. For the twelve months ended November 30, 2019 we did not have borrowings or repayments of commercial paper with original maturities greater than three months. For the twelve months ended November 30, 2018 and 2017, we had borrowings of $2 million and $111 million and repayments of $2 million and $364 million of commercial paper with original maturities greater than three months.

Interest-bearing debt is recorded at initial fair value, which normally reflects the proceeds received by us, net of debt issuance costs, and is subsequently stated at amortized cost. Debt issuance costs are generally amortized to interest expense using the straight-line method, which approximates the effective interest method, over the term of the debt. In addition, all debt issue discounts and premiums are amortized to interest expense using the effective interest rate method over the term of the notes.

Substantially all of our fixed rate debt can be called or prepaid by incurring additional costs. In addition, substantially all of our debt agreements contain one or more financial covenants that require us to:

•Maintain minimum debt service coverage
•Maintain minimum shareholders’ equity
•Limit our debt to capital ratio
•Limit the amounts of our secured assets as well as secured and other indebtedness

Generally, if an event of default under any debt agreement occurs, then pursuant to cross default acceleration clauses, substantially all of our outstanding debt and derivative contract payables could become due, and all debt and derivative contracts could be terminated. At November 30, 2019, we were in compliance with all of our debt covenants.

The scheduled annual maturities of our debt were as follows:

(in millions)
Fiscal	November 30, 2019
2020	$1,827
2021	1,915
2022	1,352
2023	2,234
2024	680
Thereafter	3,627
$11,634

Committed Ship Financings

We have unsecured euro and U.S. dollar long-term export credit committed ship financings. These commitments, if drawn at the time of ship delivery, are generally repayable semi-annually over 12 years. We have the option to cancel each one at specified dates prior to the underlying ship’s delivery date.

Revolving Credit Facility

At November 30, 2019, we had a $3.0 billion ($1.7 billion, €1.0 billion and £150 million) multi-currency revolving credit facility that expires in 2024 (the “Facility”). A total of $2.8 billion of this capacity was available for drawing, which is net of outstanding commercial paper. We have options to extend the Facility through 2026 subject to the approval of each bank in the Facility. The Facility currently bears interest at LIBOR/EURIBOR plus a margin of 22.5 basis points (“bps”). The margin varies based on changes to Carnival Corporation’s long-term credit ratings. The Facility also includes an emissions linked margin adjustment whereby, after the initial applicable margin is set per the margin pricing grid, the margin may be adjusted based on performance in achieving certain agreed annual carbon emissions goals. We are required to pay a commitment fee on any undrawn portion.